Related Party Transactions - Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended
	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions
Shares issued			1,770,000
Private Placement | Sponsor
Related Party Transactions
Shares issued	471,400
Price Per Share	$ 10.00
Consideration received	$ 4.7	$ 25.0	$ 25.0
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days